Loans, Allowance for Loan Losses and Impaired Loans (Details 11) (Detail) - Acquired Loans - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2017
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 0	$ 192
Acquisitions	203	0
Reduction due to unexpected early payoffs	0	0
Reclass from non-accretable difference	0	0
Disposals/transfers	0	0
Accretion	(11)	(17)
Balance at end of period	$ 192	$ 175